Income Taxes - Summary of Income Tax Reconciliation (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax at U.S. federal statutory income tax rate					$ 25.1	$ 80.0	$ 39.2
State and local taxes, net of federal income tax benefit					9.2	17.5	10.9
Valuation allowance					(31.6)	(4.0)	1.7
Nondeductible Equity-based compensation					(1.6)	(3.0)	(2.9)
Taxes of foreign operations at rates different than U.S. Federal statutory rates					(1.9)	2.8	(0.3)
Foreign adjustments					(1.8)	0.0	0.0
Impact of U.S. Tax Act					0.0	(1.5)	(2.7)
GILTI inclusion					0.0	(0.8)	0.0
NOL adjustment					0.0	(1.0)	(2.6)
Other					(0.9)	(4.1)	(2.0)
Total income tax (expense) benefit	$ 12.9	$ (6.3)	$ 25.8	$ 8.1	$ (3.5)	$ 85.9	$ 41.3